UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

October
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Intermediate Duration Municipal Bond Fund
Class A / LITAX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting pe rio
d.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 61	0.59%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweights to bonds with 17 years to maturity and longer, bonds rated A, BBB, BB and non-rated bonds, and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-6 years to maturity, bonds rated AAA and AA, and state general obligation bonds also added to relative performance.
Security selection
| Selection in continuing care retirement community (CCRC), charter school, airport, hospital, state general obligation and airline bonds added to performance relative to the benchmark. Selection in bonds rated BBB and bonds with 4-6 years to maturity also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweights to bonds with less than two years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweights to bonds with 12-17 years to maturity and pre-pay gas bonds also detracted from relative performance.
Security selection
| Selection in bonds rated AAA, AA and A, toll road, state general obligation and water & sewer bonds, and bonds with 8-12 years to maturity detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a),(b)	8.07	0.95	1.79
Class A (including sales charges) (a),(b)	4.83	0.33	1.49
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86	1.12	2.14
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,573,010,350
Total number of portfolio holdings	593
Management services fees (represents 0.47% of Fund average net assets)	$ 7,413,951
Portfolio turnover for the reporting period	13%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Der
iv
atives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	16.2%
California	10.9%
New York	8.2%
Texas	7.4%
Florida	4.8%
Massachusetts	3.9%
New Jersey	3.7%
Pennsylvania	3.7%
Colorado	3.2%
District of Columbia	3.1%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund
Advisor Class / CIMRX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 41	0.39%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweights to bonds with 17 years to maturity and longer, bonds rated A, BBB, BB and non-rated bonds, and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-6 years to maturity, bonds rated AAA and AA, and state general obligation bonds also added to relative performance.
Security selection
| Selection in continuing care retirement community (CCRC), charter school, airport, hospital, state general obligation and airline bonds added to performance relative to the benchmark. Selection in bonds rated BBB and bonds with 4-6 years to maturity also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweights to bonds with less than two years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweights to bonds with 12-17 years to maturity and pre-pay gas bonds also detracted from relative performance.
Security selection
| Selection in bonds rated AAA, AA and A, toll road, state general obligation and water & sewer bonds, and bonds with 8-12 years to maturity detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a),(b)	8.28	1.15	1.99
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86	1.12	2.14
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,573,010,350
Total number of portfolio holdings	593
Management services fees (represents 0.47% of Fund average net assets)	$ 7,413,951
Portfolio turnover for the reporting period	13%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	16.2%
California	10.9%
New York	8.2%
Texas	7.4%
Florida	4.8%
Massachusetts	3.9%
New Jersey	3.7%
Pennsylvania	3.7%
Colorado	3.2%
District of Columbia	3.1%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospec tu
s, financial information, holdings, federal tax information and proxy voting information, visit the F
u
nd’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund
Class C / LITCX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 123	1.19%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweights to bonds with 17 years to maturity and longer, bonds rated A, BBB, BB and non-rated bonds, and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-6 years to maturity, bonds rated AAA and AA, and state general obligation bonds also added to relative performance.
Security selection
| Selection in continuing care retirement community (CCRC), charter school, airport, hospital, state general obligation and airline bonds added to performance relative to the benchmark. Selection in bonds rated BBB and bonds with 4-6 years to maturity also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweights to bonds with less than two years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweights to bonds with 12-17 years to maturity and pre-pay gas bonds also detracted from relative performance.
Security selection
| Selection in bonds rated AAA, AA and A, toll road, state general obligation and water & sewer bonds, and bonds with 8-12 years to maturity detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a),(b)	7.41	0.36	1.15
Class C (including sales charges) (a),(b)	6.41	0.36	1.15
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86	1.12	2.14
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,573,010,350
Total number of portfolio holdings	593
Management services fees (represents 0.47% of Fund average net assets)	$ 7,413,951
Portfolio turnover for the reporting period	13%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territorie
s
Illinois	16.2%
California	10.9%
New York	8.2%
Texas	7.4%
Florida	4.8%
Massachusetts	3.9%
New Jersey	3.7%
Pennsylvania	3.7%
Colorado	3.2%
District of Columbia	3.1%
Asset Categories
Credit Quality
Certain Fund Ch
an
ges
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional I
nf
ormation
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund
Institutional Class / SETMX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 41	0.39%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweights to bonds with 17 years to maturity and longer, bonds rated A, BBB, BB and non-rated bonds, and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-6 years to maturity, bonds rated AAA and AA, and state general obligation bonds also added to relative performance.
Security selection
| Selection in continuing care retirement community (CCRC), charter school, airport, hospital, state general obligation and airline bonds added to performance relative to the benchmark. Selection in bonds rated BBB and bonds with 4-6 years to maturity also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweights to bonds with less than two years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweights to bonds with 12-17 years to maturity and pre-pay gas bonds also detracted from relative performance.
Security selection
| Selection in bonds rated AAA, AA and A, toll road, state general obligation and water & sewer bonds, and bonds with 8-12 years to maturity detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	8.28	1.15	2.00
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86	1.12	2.14
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,573,010,350
Total number of portfolio holdings	593
Management services fees (represents 0.47% of Fund average net assets)	$ 7,413,951
Portfolio turnover for the reporting period	13%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	16.2%
California	10.9%
New York	8.2%
Texas	7.4%
Florida	4.8%
Massachusetts	3.9%
New Jersey	3.7%
Pennsylvania	3.7%
Colorado	3.2%
District of Columbia	3.1%
Asset Cate
go
ries
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, in
clu
din
g its
prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund
Institutional 2 Class / CTMRX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Institutional 2 Class	$ 34	0.33%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweights to bonds with 17 years to maturity and longer, bonds rated A, BBB, BB and non-rated bonds, and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-6 years to maturity, bonds rated AAA and AA, and state general obligation bonds also added to relative performance.
Security selection
| Selection in continuing care retirement community (CCRC), charter school, airport, hospital, state general obligation and airline bonds added to performance relative to the benchmark. Selection in bonds rated BBB and bonds with 4-6 years to maturity also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweights to bonds with less than two years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweights to bonds with 12-17 years to maturity and pre-pay gas bonds also detracted from relative performance.
Security selection
| Selection in bonds rated AAA, AA and A, toll road, state
general
obligation and water & sewer bonds, and bonds with 8-12 years to maturity detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a),(b)	8.36	1.22	2.07
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86	1.12	2.14
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,573,010,350
Total number of portfolio holdings	593
Management services fees (represents 0.47% of Fund average net assets)	$ 7,413,951
Portfolio turnover for the reporting period	13%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	16.2%
California	10.9%
New York	8.2%
Texas	7.4%
Florida	4.8%
Massachusetts	3.9%
New Jersey	3.7%
Pennsylvania	3.7%
Colorado	3.2%
District of Columbia	3.1%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information
, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund
Institutional 3 Class / CIMYX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 29	0.28%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweights to bonds with 17 years to maturity and longer, bonds rated A, BBB, BB and non-rated bonds, and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-6 years to maturity, bonds rated AAA and AA, and state general obligation bonds also added to relative performance.
Security selection
| Selection in continuing care retirement community (CCRC), charter school, airport, hospital, state general obligation and airline bonds added to performance relative to the benchmark. Selection in bonds rated BBB and bonds with 4-6 years to maturity also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweights to bonds with less than two years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweights to bonds with 12-17 years to maturity and pre-pay gas bonds also detracted from relative performance.
Security selection
| Selection in bonds rated AAA, AA and A, toll road, state general obligation and water & sewer bonds, and bonds with 8-12 years to maturity detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b),(c)	8.40	1.25	2.08
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86	1.12	2.14
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(c)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,573,010,350
Total number of portfolio holdings	593
Management services fees (represents 0.47% of Fund average net assets)	$ 7,413,951
Portfolio turnover for the reporting period	13%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	16.2%
California	10.9%
New York	8.2%
Texas	7.4%
Florida	4.8%
Massachusetts	3.9%
New Jersey	3.7%
Pennsylvania	3.7%
Colorado	3.2%
District of Columbia	3.1%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors,
Inc
., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund
Class S / SETDX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of October 2, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 3 (a)	0.39% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweights to bonds with 17 years to maturity and longer, bonds rated A, BBB, BB and non-rated bonds, and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-6 years to maturity, bonds rated AAA and AA, and state general obligation bonds also added to relative performance.
Security selection
| Selection in continuing care retirement community (CCRC), charter school, airport, hospital, state general obligation and airline bonds added to performance relative to the benchmark. Selection in bonds rated BBB and bonds with 4-6 years to maturity also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweights to bonds with less than two years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweights to bonds with 12-17 years to maturity and pre-pay gas bonds also detracted from relative performance.
Security selection
| Selection in bonds rated AAA, AA and A, toll road, state general obligation and water & sewer bonds, and bonds with 8-12 years to maturity detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b),(c)	8.27	1.15	2.00
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86	1.12	2.14
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(c)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,573,010,350
Total number of portfolio holdings	593
Management services fees (represents 0.47% of Fund average net assets)	$ 7,413,951
Portfolio turnover for the reporting period	13%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	16.2%
California	10.9%
New York	8.2%
Texas	7.4%
Florida	4.8%
Massachusetts	3.9%
New Jersey	3.7%
Pennsylvania	3.7%
Colorado	3.2%
District of Columbia	3.1%
Asset Categories
Credit
Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial
information
, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	2,500	0	0	0
Tax fees (c)	13,430	12,500	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Intermediate Duration Municipal Bond Fund
Annual Financial Statements and Additional Information
October 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Intermediate Duration Municipal Bond Fund | 2024

Portfolio of Investments
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 0.3%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c),(d)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
11/16/2024	4.550%	4,400,000	4,400,000
New York 0.2%
City of New York(c),(d)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	4.050%	1,800,000	1,800,000
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.050%	1,000,000	1,000,000
Total			2,800,000
Total Floating Rate Notes (Cost $7,200,000)			7,200,000

Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.8%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	6,500,000	6,538,053
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	9,000,000	9,687,097
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2041	5.250%	1,500,000	1,633,661
Southeast Energy Authority A Cooperative District
Revenue Bonds
Series 2024C (Mandatory Put 11/01/32)
10/01/2055	5.000%	3,000,000	3,225,043
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,397,474
09/01/2037	5.000%	2,030,000	2,076,327
09/01/2041	5.000%	1,020,000	1,035,475
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,412,096
Total			29,005,226
Alaska 0.2%
Alaska Housing Finance Corp.
Prerefunded 12/01/24 Revenue Bonds
State Capital Project Bonds II
Series 2014
12/01/2028	5.000%	2,500,000	2,503,038
06/01/2029	5.000%	1,000,000	1,001,215
Total			3,504,253
Arizona 2.9%
Arizona Industrial Development Authority(a)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,255,080
03/01/2042	5.000%	1,000,000	982,845
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	465,000	461,860
07/15/2040	4.000%	925,000	841,091
07/15/2050	4.000%	1,600,000	1,346,338
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	840,000	819,753
07/15/2049	5.000%	4,025,000	3,964,302
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	425,000	416,378
12/15/2039	5.000%	400,000	403,287
12/15/2049	5.000%	700,000	683,326
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,786,199
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,335,261
Industrial Development Authority of the City of Phoenix (The)(a)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,041,908
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,814,752
02/15/2046	5.000%	1,000,000	993,442
Series 2018
02/15/2048	5.000%	1,185,000	1,165,533
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
HonorHealth
Series 2024D
12/01/2041	5.000%	1,400,000	1,532,053
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,346,942
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	755,356
Maricopa County Industrial Development Authority(a)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,013,752
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,226,461
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2043	5.000%	3,000,000	3,275,050
Series 2024A
01/01/2031	5.000%	2,780,000	3,113,786
01/01/2032	5.000%	850,000	961,903
Sierra Vista Industrial Development Authority(a)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2044	5.000%	1,675,000	1,684,679
Total			45,221,337
California 10.9%
Alvord Unified School District(e)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,338,719
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bay Area Toll Authority(f)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	4.490%	5,000,000	5,043,326
Burbank Unified School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Convertible
Series 2015A
08/01/2031	5.000%	1,325,000	1,330,845
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2024 (Mandatory Put 10/01/32)
08/01/2055	5.000%	1,000,000	1,071,498
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	2,000,000	2,114,646
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,006,901
04/01/2029	5.000%	1,650,000	1,661,205
04/01/2030	5.000%	1,700,000	1,711,164
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,111,189
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,018,001
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,491,114
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,820,625
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	5.000%	1,500,000	1,521,969
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,561,757
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,921,884
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	469,872
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2037	5.000%	4,800,000	5,416,214
09/01/2038	5.000%	1,000,000	1,126,127
California Statewide Communities Development Authority
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,143,031
Series 2017
05/15/2033	5.000%	1,350,000	1,398,251
05/15/2034	5.000%	1,000,000	1,035,359
05/15/2035	5.000%	2,200,000	2,278,149
City of Los Angeles Department of Airports(b)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,206,514
05/15/2040	5.250%	1,320,000	1,448,564
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,197,740
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,405,826
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	1,949,681
11/15/2031	5.000%	1,000,000	1,019,765
11/15/2032	5.000%	1,610,000	1,641,098
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,001,858
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,665,841
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Escondido Union High School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	387,938
Escondido Union High School District(g)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,275,867
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	990,000	1,006,847
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,307,675
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,059,934
06/01/2029	5.000%	1,000,000	1,059,934
Hartnell Community College District(e)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,711,434
Lakeside Union School District/Kern County(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,617
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,061,756
Mount Diablo Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	5.750%	2,125,000	2,164,528
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	6,291,903
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,716,811
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y. Mineta San Jose International Airport(b)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,011,107
Pasadena Public Financing Authority(e)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,743,800
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,690,000	1,767,148
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	22,227,361
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	240,607
12/01/2028	5.000%	425,000	435,060
12/01/2030	5.000%	1,000,000	1,021,280
12/01/2031	5.000%	2,000,000	2,039,189
San Francisco City & County Airport Commission-San Francisco International Airport(b)
Refunding Revenue Bonds
Series 2024-2
05/01/2040	5.250%	6,860,000	7,596,347
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	13,883,189
San Joaquin Hills Transportation Corridor Agency(e)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	22,280,077
San Jose Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,380,525
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,510,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,012,899
09/01/2033	5.000%	1,250,000	1,265,000
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	140,000	140,138
Total			170,732,284
Colorado 3.2%
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,293,702
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,228,444
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,194,433
Series 2022D
11/15/2039	5.750%	2,250,000	2,549,592
Subordinated Series 2023B
11/15/2040	5.500%	1,250,000	1,399,301
11/15/2041	5.500%	1,000,000	1,114,392
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	3,045,700
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,099,393
06/01/2047	5.000%	1,000,000	1,049,697
Prerefunded 09/01/30 Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,067,418
09/01/2050	4.000%	1,500,000	1,601,127
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,909,167
08/01/2049	4.000%	2,265,000	2,075,299
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Covenant Retirement Communities
Series 2015
12/01/2026	5.000%	1,860,000	1,864,933
12/01/2028	5.000%	1,000,000	1,002,824
12/01/2030	5.000%	1,400,000	1,403,307
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,405,112
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	1,922,693
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,516,978
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	2,953,390
Total			49,696,902
Connecticut 1.7%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,058,629
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,279,821
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,212,682
Series 2017A
04/15/2034	5.000%	3,000,000	3,104,240
Series 2019A
04/15/2036	5.000%	2,200,000	2,345,569
Series 2024F
11/15/2032	5.000%	5,000,000	5,662,987
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,215,669
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,045,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
01/15/2033	5.000%	4,000,000	4,155,685
Series 2019A
11/01/2036	5.000%	1,485,000	1,567,812
Total			26,648,674
Delaware 0.4%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,718,240
Delaware River & Bay Authority
Refunding Revenue Bonds
Series 2024B
01/01/2041	5.000%	735,000	812,377
01/01/2042	5.000%	1,280,000	1,409,366
Total			5,939,983
District of Columbia 3.1%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,055,437
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,854,701
06/01/2046	5.000%	1,385,000	1,387,026
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,230,469
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,112,635
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2041	5.000%	4,000,000	4,409,584
Metropolitan Washington Airports Authority(b)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,197,031
Series 2023A
10/01/2039	5.250%	1,400,000	1,526,518
Metropolitan Washington Airports Authority Aviation(b)
Refunding Revenue Bonds
Series 2024A
10/01/2043	5.250%	7,190,000	7,775,088
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,764,268
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2025	0.000%	7,500,000	7,277,529
10/01/2026	0.000%	5,000,000	4,708,832
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,576,871
Total			48,875,989
Florida 4.8%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	3,939,783
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,772,990
Series 2018A
11/15/2043	5.000%	1,085,000	1,107,260
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,363,717
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,365,637
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	433,850
County of Broward Airport System(b)
Revenue Bonds
Series 2015A
10/01/2026	5.000%	750,000	760,400
10/01/2031	5.000%	1,000,000	1,009,247
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(b)
Refunding Revenue Bonds
Series 2024A
10/01/2035	5.000%	4,400,000	4,725,460
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	942,225
County of Miami-Dade Seaport Department(b)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,224,915
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,222,696
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	940,987
Emerald Coast Utilities Authority
Refunding Revenue Bonds
Utility System
Series 2015 (BAM)
01/01/2032	5.000%	1,445,000	1,450,133
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,559,656
06/01/2027	5.000%	1,295,000	1,328,646
Hillsborough County Aviation Authority(b)
Revenue Bonds
Tampa International Airport
Series 2024
10/01/2041	5.250%	4,225,000	4,639,000
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
University of Miami
Series 2015A
04/01/2031	5.000%	2,000,000	2,011,267
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,174,018
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,042,248
Orange County School Board
Prerefunded 08/01/26 Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,178,976
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,579,496
05/15/2037	5.000%	2,500,000	2,527,779
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2027	5.000%	2,500,000	2,533,290
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	505,000	516,326
01/01/2039	5.000%	300,000	302,873
01/01/2049	5.000%	1,000,000	975,412
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	761,439
01/01/2031	5.000%	935,000	948,874
01/01/2032	5.000%	1,100,000	1,115,867
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,181,381
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,517,902
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	2,927,977
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	432,551
12/15/2046	4.000%	500,000	408,048
12/15/2050	4.000%	500,000	392,653
Sterling Hill Community Development District(h)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	63,382
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,066,452
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,517,171
Total			74,961,984
Georgia 2.8%
City of Atlanta Department of Aviation(b)
Revenue Bonds
Series 2024B
07/01/2041	5.250%	1,770,000	1,939,818
07/01/2042	5.250%	950,000	1,038,360
City of Atlanta Water & Wastewater
Revenue Bonds
Series 2018B
11/01/2043	5.000%	3,000,000	3,099,423
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	3,658,261
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	315,000	298,714
03/01/2037	5.000%	2,500,000	2,025,091
03/01/2052	5.125%	2,925,000	2,018,391
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,055,888
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,542,674
02/15/2042	5.000%	3,000,000	3,064,171
Series 2020
02/15/2040	4.000%	7,000,000	6,917,280
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,861,053
05/15/2031	5.000%	4,000,000	4,148,715
Series 2024D (Mandatory Put 04/01/31)
04/01/2054	5.000%	8,000,000	8,589,230
Total			43,257,069
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam 0.1%
Territory of Guam(i)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,337,967
12/01/2033	5.000%	1,000,000	1,019,245
Total			2,357,212
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	1,982,448
Illinois 16.2%
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,552,785
Series 2018
04/01/2042	5.000%	1,500,000	1,520,889
04/01/2046	5.000%	1,250,000	1,260,615
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,584,701
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,024,379
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,345,195
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,237,527
Series 2018A
01/01/2038	5.000%	4,250,000	4,383,790
01/01/2039	5.000%	1,250,000	1,284,850
Series 2022
01/01/2038	5.000%	1,000,000	1,051,055
01/01/2039	5.000%	1,215,000	1,269,874
01/01/2040	5.000%	1,770,000	1,842,537
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
01/01/2026	5.000%	1,500,000	1,502,766
01/01/2031	5.000%	1,000,000	1,001,844
Series 2024C
01/01/2033	5.000%	2,000,000	2,145,819
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,009,257
Limited General Obligation Refunding Bonds
Series 2016B
01/01/2031	5.000%	1,790,000	1,816,202
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,041,333
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,762,978
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,359,920
Series 2019A
01/01/2040	5.000%	6,500,000	6,644,535
01/01/2044	5.000%	11,750,000	11,894,194
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,271,754
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,066,083
01/01/2035	5.000%	3,310,000	3,410,008
Series 2015C
01/01/2031	5.000%	3,715,000	3,724,817
01/01/2039	5.000%	500,000	500,846
Series 2017B
01/01/2033	5.000%	2,500,000	2,581,902
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,032,351
11/01/2027	5.000%	3,750,000	3,879,252
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,036,237
11/01/2029	5.000%	1,000,000	1,034,440
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,034,306
Cook County Community Consolidated School District No. 65 Evanston(e)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	261,845
12/01/2029	0.000%	400,000	316,433
12/01/2030	0.000%	1,130,000	852,009
12/01/2031	0.000%	1,500,000	1,073,678
Cook County School District No. 144 Prairie Hills(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,420,831
12/01/2029	0.000%	2,580,000	2,115,776
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,337,958
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	3,150,000	3,260,041
11/15/2031	5.000%	2,750,000	2,845,517
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,597,753
11/15/2036	5.250%	3,000,000	3,150,317
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,016,231
12/01/2047	5.000%	1,000,000	1,003,404
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,091,255
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,328,886
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,008,369
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,015,219
11/15/2027	5.000%	500,000	507,733
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	220,000	221,841
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,067,512
Series 2018A
05/15/2043	5.000%	5,000,000	5,058,226
University of Chicago
Series 2024B
04/01/2038	5.250%	1,900,000	2,170,017
04/01/2039	5.250%	2,085,000	2,363,141
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,287,371
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	12,183,740
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	7,942,498
Series 2019A
01/01/2031	5.000%	500,000	538,303
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	9,628,401
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,026,996
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,314,914
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,056,022
01/01/2030	5.000%	1,450,000	1,529,209
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,177,878
Series 2018A
01/01/2031	5.000%	2,000,000	2,103,692
Series 2018C
01/01/2043	5.250%	5,000,000	5,238,515
South Suburban College Community School District No. 510(e)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	957,266
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,809,495
10/15/2032	5.000%	1,335,000	1,356,742
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,229,249
Unlimited General Obligation Bonds
Series 2016
06/01/2026	5.000%	5,000,000	5,126,858
11/01/2030	5.000%	1,000,000	1,026,172
Series 2019B
11/01/2034	4.000%	5,000,000	5,012,527
Series 2020
05/01/2039	5.500%	4,000,000	4,322,083
05/01/2045	5.750%	2,000,000	2,170,496
Series 2020C
05/01/2030	5.500%	1,500,000	1,604,374
Series 2021A
03/01/2039	4.000%	3,200,000	3,140,900
Series 2023B
05/01/2040	5.250%	1,690,000	1,829,592
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,134,619
Series 2018A
10/01/2029	5.000%	2,400,000	2,533,399
Series 2018B
10/01/2027	5.000%	2,300,000	2,415,030
10/01/2029	5.000%	5,000,000	5,277,914
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois Sales Tax
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2041	5.000%	5,000,000	5,385,269
Total			254,552,557
Indiana 0.6%
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,088,796
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,519,667
Series 2018
11/15/2038	5.000%	2,000,000	2,046,086
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,911,277
11/01/2030	3.000%	1,000,000	955,638
Total			9,521,464
Iowa 0.6%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	4,094,103
Series 2018A
05/15/2043	5.000%	1,000,000	1,002,835
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,200,193
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,068,929
Total			9,366,060
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,575,943
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,035,404
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	5,000,000	5,429,764
Kentucky Public Energy Authority(f)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month Term SOFR + 1.234% 12/01/2049	4.445%	7,000,000	7,011,712
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,329,392
10/01/2031	5.000%	3,500,000	3,571,841
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,071,586
10/01/2028	5.000%	1,850,000	1,915,867
Total			28,941,509
Louisiana 0.2%
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,500,000	2,540,998
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,571,661
Maryland 1.4%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,828,250
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	455,000	438,127
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,312,400
Maryland State Transportation Authority
Refunding Revenue Bonds
Transportation Facilities Projects
Series 2024
07/01/2041	5.000%	5,000,000	5,571,088
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,375,327
Total			21,525,192
Massachusetts 3.6%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	966,120
Series 2018A
01/01/2035	5.000%	10,000,000	10,538,864
Series 2019A
01/01/2037	5.000%	850,000	906,058
01/01/2039	5.000%	3,960,000	4,194,547
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	5,000,000	5,566,061
Massachusetts Bay Transportation Authority(e)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	3,020,174
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,586,450
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,029,481
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,409,938
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,513,148
08/15/2033	5.000%	3,000,000	3,025,201
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,417,866
10/01/2035	5.000%	2,000,000	2,018,239
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,323,857
10/01/2036	5.000%	4,600,000	4,660,752
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,002,522
10/01/2037	5.000%	500,000	511,808
10/01/2047	5.000%	500,000	504,173
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,013,466
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	517,409
Massachusetts Port Authority(b)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,139,786
Total			56,865,920
Michigan 2.7%
Fraser Public School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,700,000	1,714,648
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	3,916,056
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2028	4.000%	1,380,000	1,387,856
11/01/2029	4.000%	940,000	945,196
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,018,525
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	959,241
07/01/2032	5.000%	1,500,000	1,512,218
07/01/2034	5.000%	500,000	503,514
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	176,838
07/01/2027	5.000%	600,000	605,441
07/01/2033	5.000%	5,000,000	5,038,752
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,780,906
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A
12/01/2039	4.100%	4,025,000	3,999,407
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	6,086,197
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,451,442
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2026	5.000%	3,000,000	3,045,234
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,373,961
Series 2015D
12/01/2030	5.000%	1,250,000	1,268,262
Total			42,783,694
Minnesota 1.4%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,792,885
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,019,526
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,731,640
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,088,236
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	6,453,873
Minneapolis-St. Paul Metropolitan Airports Commission(b)
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2042	5.250%	5,000,000	5,397,519
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,005,528
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,000,098
Total			22,489,305
Mississippi 0.6%
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,445,349
01/01/2040	4.000%	1,100,000	1,051,816
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,548,583
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,526,225
Total			9,571,973
Missouri 1.4%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,943,586
02/15/2049	4.000%	2,500,000	2,365,662
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,292,815
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,064,525
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,041,642
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,105,862
08/15/2051	5.000%	2,405,000	2,163,125
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,018,460
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	1,000,219
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	425,000	424,594
Total			22,420,490
Nebraska 0.8%
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,545,697
Omaha Public Power District
Revenue Bonds
Series 2023A
02/01/2038	5.000%	1,200,000	1,339,136
Public Power Generation Agency
Prerefunded 01/01/25 Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	3,000,000	3,006,544
Total			11,891,377
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.8%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,030,282
09/01/2033	5.000%	1,000,000	1,027,588
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,531,814
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,139,148
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	365,000	366,398
Total			12,095,230
New Jersey 3.7%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,639,745
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,287,421
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,023,854
06/15/2031	5.000%	1,000,000	1,022,479
Series 2024AA
06/15/2041	5.250%	1,000,000	1,121,630
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,579,954
Series 2019
12/15/2033	5.000%	3,000,000	3,218,692
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,004,552
06/15/2044	4.000%	2,500,000	2,401,446
06/15/2050	4.000%	3,500,000	3,344,475
Series 2020AA
06/15/2038	4.000%	1,000,000	1,000,976
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,675,891
New Jersey Transportation Trust Fund Authority(e)
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/2032	0.000%	5,000,000	3,748,451
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,592,486
Series 2017G
01/01/2035	5.000%	6,000,000	6,294,931
Series 2024C
01/01/2042	5.000%	7,000,000	7,720,850
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,882,570
06/01/2032	5.000%	2,000,000	2,092,334
06/01/2033	5.000%	1,500,000	1,566,728
06/01/2034	5.000%	2,000,000	2,086,628
06/01/2046	5.250%	2,440,000	2,509,534
Total			58,815,627
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,360,921
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	1,775,000	1,819,056
Total			3,179,977
New York 8.0%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,024,920
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,314,461
08/01/2047	5.000%	1,000,000	1,000,925
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,190,018
03/01/2035	5.250%	2,500,000	2,654,749
03/01/2037	5.000%	1,120,000	1,174,951
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,609,469
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,196,230
Long Island Power Authority
Refunding Revenue Bonds
Series 2024A
09/01/2041	5.000%	1,575,000	1,748,003
Revenue Bonds
Green Bonds
Series 2023E
09/01/2037	5.000%	900,000	1,017,012
09/01/2038	5.000%	1,500,000	1,683,092
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,895,552
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,371,346
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,101,009
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,134,612
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	5,847,935
Subordinated Series 2024F-1
02/01/2037	5.000%	5,000,000	5,603,289
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2039	5.250%	400,000	466,544
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,511,685
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	9,904,575
Series 2018A
03/15/2037	5.250%	1,695,000	1,806,833
Revenue Bonds
Series 2024A
03/15/2041	5.000%	5,000,000	5,503,296
New York State Dormitory Authority(j)
Refunding Revenue Bonds
Northwell Health Obligated Group
Series 2025
05/01/2031	5.000%	6,750,000	7,434,412
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2038	5.000%	2,200,000	2,499,885
01/01/2041	5.000%	1,000,000	1,106,997
New York State Urban Development Corp.
Revenue Bonds
Series 2023A
03/15/2035	5.000%	5,000,000	5,684,303
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,245,381
10/01/2045	4.375%	1,500,000	1,433,224
John F. Kennedy International Airport New Terminal One Project
Series 2024
06/30/2040	5.250%	1,125,000	1,207,831
06/30/2041	5.250%	1,580,000	1,688,920
LaGuardia Airport Terminal C&D
Series 2023
04/01/2035	6.000%	2,500,000	2,790,993
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2039	5.500%	1,000,000	1,083,881
06/30/2040	5.500%	1,150,000	1,241,907
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,109,102
Series 2023-238
07/15/2038	5.000%	4,300,000	4,567,506
Series 2023-242
12/01/2038	5.000%	1,400,000	1,488,226
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York
Unlimited General Obligation Bonds
Series 2023B
03/15/2039	5.000%	2,155,000	2,438,842
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,131,692
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,115,574
Revenue Bonds
Series 2024A-1
05/15/2039	5.000%	1,500,000	1,685,248
05/15/2040	5.000%	1,750,000	1,953,038
05/15/2041	5.000%	2,500,000	2,772,406
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	967,404
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,026,595
06/01/2041	5.000%	1,000,000	1,015,406
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,500,000	1,635,208
Total			126,084,487
North Carolina 1.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,344,796
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,001,019
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,962,138
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	603,903
10/01/2045	5.000%	1,500,000	1,543,311
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,034,465
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,543,959
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,053,477
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,207,787
04/01/2036	4.000%	1,000,000	1,006,341
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,052,440
Total			20,353,636
Ohio 0.6%
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,034,941
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,254,157
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,124,477
03/01/2038	5.000%	1,500,000	1,679,516
03/01/2039	5.000%	2,000,000	2,228,081
Total			9,321,172
Oklahoma 0.4%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,016,387
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma County Finance Authority
Revenue Bonds
Midwest City-Del City Public Schools Project
Series 2024 (BAM)
10/01/2038	5.000%	1,000,000	1,108,474
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,798,470
11/15/2045	5.250%	250,000	252,304
Total			6,175,635
Oregon 0.7%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,026,003
Oregon State Lottery
Revenue Bonds
Series 2024A
04/01/2041	5.000%	1,350,000	1,504,178
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,232,174
11/15/2039	5.000%	2,145,000	2,385,387
Total			11,147,742
Pennsylvania 3.7%
Berks County Industrial Development Authority
Prerefunded 05/15/25 Revenue Bonds
Highlands at Wyomissing
Series 2018
05/15/2043	5.000%	350,000	359,707
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,074,003
05/15/2047	5.000%	1,630,000	1,631,156
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,665,184
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,288,621
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,595,744
06/01/2032	5.000%	1,000,000	1,056,147
06/01/2033	5.000%	1,250,000	1,317,153
06/01/2034	5.000%	1,000,000	1,051,455
06/01/2035	5.000%	1,000,000	1,049,288
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2028	5.000%	1,175,000	1,177,762
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2027	5.000%	1,440,000	1,441,459
01/01/2028	5.000%	2,170,000	2,172,385
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,347,210
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,132,011
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,559,708
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	948,540
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	952,960
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,405,237
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,015,908
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,881,030
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,180,531
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	2,998,418
Subordinated Series 2024
06/01/2032	5.000%	1,000,000	1,119,506
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,308,950
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,651,183
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,107,045
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,608,681
Total			58,096,982
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,327,512
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	2,019,348
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,252,557
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	2,870,000	2,839,697
Novant Health Obligated Group
Series 2024
11/01/2041	5.250%	2,500,000	2,795,168
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	974,579
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	85,000	84,544
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2016A
12/01/2030	5.000%	4,000,000	4,100,262
Series 2016B
12/01/2032	5.000%	3,265,000	3,365,043
Total			23,431,198
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,778,061
09/01/2030	5.000%	2,250,000	2,345,495
Total			4,123,556
Tennessee 0.9%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,009,104
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,921,944
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,024,941
Metropolitan Government of Nashville & Davidson County Electric
Revenue Bonds
Series 2024A
05/15/2041	5.000%	2,000,000	2,225,640
05/15/2042	5.000%	2,250,000	2,493,298
Metropolitan Nashville Airport Authority (The)(b)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	2,000,000	2,059,512
Total			14,734,439
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 7.4%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,210,560
08/01/2040	5.000%	3,000,000	3,294,821
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	1,015,024
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,047,695
02/15/2038	5.000%	1,250,000	1,302,816
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,567,203
Central Texas Regional Mobility Authority(e)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	1,000,000	993,272
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2040	5.000%	1,000,000	1,085,613
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,022,897
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,472,574
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,013,942
Refunding Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2027	5.000%	600,000	609,294
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,793,736
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,465,189
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,625,045
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	4,123,609
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	5,000,000	5,133,204
First Lien
Subordinated Series 2024A
11/15/2037	5.000%	2,000,000	2,248,293
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2024A
02/01/2043	5.250%	2,000,000	2,220,990
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,659,437
Crane County Water District
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2030	5.000%	1,000,000	1,003,657
Grand Parkway Transportation Corp.(g)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,076,568
Houston Higher Education Finance Corp.
Revenue Bonds
Rice University Project
Series 2024
05/15/2034	5.000%	10,000,000	11,459,733
Lancaster Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (BAM)
02/15/2029	4.000%	3,000,000	3,007,994
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2015D
05/15/2026	5.000%	695,000	701,329
05/15/2027	5.000%	1,355,000	1,366,241
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(h)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	1,777,439
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,800,000
North Texas Tollway Authority
Prerefunded 01/01/25 Revenue Bonds
2nd Tier
Series 2015A
01/01/2032	5.000%	7,000,000	7,016,451
Series 2015B
01/01/2027	5.000%	2,090,000	2,095,088
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,032,032
01/01/2048	5.000%	5,000,000	5,123,752
North Texas Tollway Authority(e)
Refunding Revenue Bonds
First Tier
Series 2008 (AGM)
01/01/2036	0.000%	10,000,000	6,566,879
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,540,926
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,904,224
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,180,511
11/15/2046	5.000%	1,250,000	1,206,100
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,917,187
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	296,813
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,168,827
Total			117,146,965
Utah 0.3%
City of Salt Lake City Airport(b)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,588,037
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,107,898
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,040,597
07/01/2033	5.000%	1,000,000	1,035,404
Total			4,771,936
Vermont 0.6%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,175,149
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(i)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,332,304
Series 2015
09/01/2033	5.000%	1,000,000	1,004,780
Total			3,337,084
Virginia 0.1%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,029,383
Washington 2.7%
City of Seattle Municipal Light & Power
Refunding Revenue Bonds
Series 2024
10/01/2042	5.000%	6,245,000	6,915,552
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tacoma Electric System
Refunding Revenue Bonds
Series 2024B
01/01/2038	5.000%	500,000	561,749
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,457,016
Series 2024A
07/01/2038	5.000%	5,500,000	6,223,077
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,288,013
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,111,812
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	1,420,000	1,417,114
12/01/2030	5.750%	2,820,000	2,844,287
Port of Seattle(b)
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2040	5.250%	2,500,000	2,721,220
07/01/2041	5.250%	2,500,000	2,708,226
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	933,242
University of Washington
Revenue Bonds
Series 2024A
04/01/2038	5.000%	500,000	564,088
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	579,710
07/01/2035	6.750%	1,090,000	1,110,342
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	846,206
01/01/2038	5.000%	2,000,000	1,954,445
Total			43,236,099
West Virginia 0.5%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2043	5.000%	1,750,000	1,762,458
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,732,103
West Virginia University(e)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,824,350
Total			8,318,911
Wisconsin 1.1%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,764,633
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	820,109
07/01/2047	5.000%	1,000,000	980,228
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,700,546
11/15/2030	5.000%	1,620,000	1,764,379
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	259,769
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,012,976
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2027	5.250%	1,510,000	1,560,081
Wisconsin Center District(e)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,503,856
12/15/2034	0.000%	6,665,000	4,333,109
Total			16,699,686
Total Municipal Bonds (Cost $1,554,981,302)			1,551,827,967

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.187%(k)	3,335,129	3,335,462
Total Money Market Funds (Cost $3,335,129)		3,335,462
Total Investments in Securities (Cost $1,565,516,431)		1,562,363,429
Other Assets & Liabilities, Net		10,646,921
Net Assets		$1,573,010,350
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $41,798,023, which represents 2.66% of total net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2024.

(e)	Zero coupon bond.
(f)	Variable rate security. The interest rate shown was the current rate as of October 31, 2024.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(h)	Represents a security in default.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2024, the total value of these securities amounted to $5,694,296, which represents 0.36% of total net assets.

(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
HUD	U.S. Department of Housing and Urban Development
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Fair value measurements   (continued)
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	7,200,000	—	7,200,000
Municipal Bonds	—	1,551,827,967	—	1,551,827,967
Money Market Funds	3,335,462	—	—	3,335,462
Total Investments in Securities	3,335,462	1,559,027,967	—	1,562,363,429
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Statement of Assets and Liabilities
October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,565,516,431)	$1,562,363,429
Receivable for:
Capital shares sold	4,096,885
Dividends	14,396
Interest	21,191,546
Expense reimbursement due from Investment Manager	9,639
Prepaid expenses	9,438
Deferred compensation of board members	384,260
Other assets	15,089
Total assets	1,588,084,682
Liabilities
Due to custodian	27,825
Payable for:
Investments purchased on a delayed delivery basis	7,565,940
Capital shares redeemed	1,742,341
Distributions to shareholders	4,462,603
Management services fees	19,997
Distribution and/or service fees	2,025
Transfer agent fees	96,267
Compensation of board members	1,124
Other expenses	33,501
Other liabilities	449,092
Deferred compensation of board members	673,617
Total liabilities	15,074,332
Net assets applicable to outstanding capital stock	$1,573,010,350
Represented by
Paid in capital	1,613,916,257
Total distributable earnings (loss)	(40,905,907)
Total - representing net assets applicable to outstanding capital stock	$1,573,010,350
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Statement of Assets and Liabilities (continued)
October 31, 2024
Class A
Net assets	$333,502,911
Shares outstanding	35,131,312
Net asset value per share	$9.49
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.78
Advisor Class
Net assets	$202,241,479
Shares outstanding	21,319,631
Net asset value per share	$9.49
Class C
Net assets	$9,424,216
Shares outstanding	992,398
Net asset value per share	$9.50
Institutional Class
Net assets	$347,645,335
Shares outstanding	36,603,015
Net asset value per share	$9.50
Institutional 2 Class
Net assets	$203,364,959
Shares outstanding	21,447,215
Net asset value per share	$9.48
Institutional 3 Class
Net assets	$457,027,994
Shares outstanding	48,083,240
Net asset value per share	$9.50
Class S
Net assets	$19,803,456
Shares outstanding	2,085,077
Net asset value per share	$9.50
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Statement of Operations
Year Ended October 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$122,369
Interest	59,864,873
Total income	59,987,242
Expenses:
Management services fees	7,413,951
Distribution and/or service fees
Class A	705,489
Class C	81,968
Class V	1,235
Transfer agent fees
Class A	424,397
Advisor Class	265,428
Class C	12,360
Institutional Class	409,053
Institutional 2 Class	112,205
Institutional 3 Class	25,478
Class S	1,509
Class V	1,108
Custodian fees	17,050
Printing and postage fees	41,442
Registration fees	141,269
Accounting services fees	33,993
Legal fees	26,939
Interest on interfund lending	9,767
Compensation of chief compliance officer	298
Compensation of board members	27,649
Deferred compensation of board members	74,777
Other	34,738
Total expenses	9,862,103
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,513,049)
Expense reduction	(160)
Total net expenses	6,348,894
Net investment income	53,638,348
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,353,608)
Net realized loss	(1,353,608)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	74,142,577
Net change in unrealized appreciation (depreciation)	74,142,577
Net realized and unrealized gain	72,788,969
Net increase in net assets resulting from operations	$126,427,317
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Statement of Changes in Net Assets

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations
Net investment income	$53,638,348	$56,648,434
Net realized loss	(1,353,608)	(3,208,971)
Net change in unrealized appreciation (depreciation)	74,142,577	(11,333,847)
Net increase in net assets resulting from operations	126,427,317	42,105,616
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,421,767)	(13,034,361)
Advisor Class	(7,584,151)	(9,269,003)
Class C	(270,129)	(340,774)
Institutional Class	(11,734,265)	(10,287,650)
Institutional 2 Class	(6,956,931)	(7,585,620)
Institutional 3 Class	(16,576,714)	(15,826,767)
Class S	(49,899)	—
Class V	(27,134)	(289,040)
Total distributions to shareholders	(54,620,990)	(56,633,215)
Decrease in net assets from capital stock activity	(75,832,388)	(29,384,170)
Total decrease in net assets	(4,026,061)	(43,911,769)
Net assets at beginning of year	1,577,036,411	1,620,948,180
Net assets at end of year	$1,573,010,350	$1,577,036,411
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	October 31, 2024		October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	5,236,242	49,700,324	6,927,554	65,158,756
Distributions reinvested	1,133,866	10,780,445	1,313,308	12,331,042
Shares redeemed	(10,948,939)	(103,787,953)	(14,844,091)	(139,614,071)
Net decrease	(4,578,831)	(43,307,184)	(6,603,229)	(62,124,273)
Advisor Class
Shares sold	8,431,140	80,032,002	11,144,033	104,807,349
Distributions reinvested	250,772	2,382,480	385,557	3,620,405
Shares redeemed	(13,140,216)	(124,268,871)	(19,406,797)	(181,885,045)
Net decrease	(4,458,304)	(41,854,389)	(7,877,207)	(73,457,291)
Class C
Shares sold	247,742	2,353,859	331,356	3,108,246
Distributions reinvested	26,739	254,328	35,874	336,958
Shares redeemed	(539,107)	(5,116,883)	(511,742)	(4,799,215)
Net decrease	(264,626)	(2,508,696)	(144,512)	(1,354,011)
Institutional Class
Shares sold	14,214,249	134,842,197	19,160,561	179,111,178
Distributions reinvested	1,042,984	9,921,541	880,284	8,264,854
Shares redeemed	(11,713,069)	(111,394,871)	(14,149,351)	(132,321,730)
Net increase	3,544,164	33,368,867	5,891,494	55,054,302
Institutional 2 Class
Shares sold	6,828,169	64,776,347	15,704,212	148,259,107
Distributions reinvested	730,235	6,934,363	809,801	7,583,291
Shares redeemed	(10,159,703)	(95,753,047)	(15,095,097)	(141,345,105)
Net increase (decrease)	(2,601,299)	(24,042,337)	1,418,916	14,497,293
Institutional 3 Class
Shares sold	11,639,343	110,571,250	23,684,749	222,521,796
Distributions reinvested	93,726	892,248	77,460	727,101
Shares redeemed	(12,663,051)	(120,133,426)	(19,704,517)	(185,138,002)
Net increase (decrease)	(929,982)	(8,669,928)	4,057,692	38,110,895
Class S
Shares sold	2,100,554	20,184,653	—	—
Distributions reinvested	5,247	49,845	—	—
Shares redeemed	(20,724)	(198,235)	—	—
Net increase	2,085,077	20,036,263	—	—
Class V
Shares sold	1,001	9,465	4,394	41,113
Distributions reinvested	1,563	14,723	22,917	215,076
Shares redeemed	(941,114)	(8,879,172)	(38,996)	(367,274)
Net decrease	(938,550)	(8,854,984)	(11,685)	(111,085)
Total net decrease	(8,142,351)	(75,832,388)	(3,268,531)	(29,384,170)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

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Columbia Intermediate Duration Municipal Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 10/31/2024	$9.07	0.30	0.43	0.73	(0.31)	—	(0.31)
Year Ended 10/31/2023	$9.15	0.30	(0.08)	0.22	(0.30)	—	(0.30)
Year Ended 10/31/2022	$10.46	0.28	(1.28)	(1.00)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2021	$10.51	0.27	0.00 (e)	0.27	(0.27)	(0.05)	(0.32)
Year Ended 10/31/2020	$10.59	0.28	(0.03)	0.25	(0.29)	(0.04)	(0.33)
Advisor Class
Year Ended 10/31/2024	$9.07	0.32	0.43	0.75	(0.33)	—	(0.33)
Year Ended 10/31/2023	$9.15	0.32	(0.08)	0.24	(0.32)	—	(0.32)
Year Ended 10/31/2022	$10.45	0.30	(1.28)	(0.98)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2021	$10.50	0.29	0.00 (e)	0.29	(0.29)	(0.05)	(0.34)
Year Ended 10/31/2020	$10.59	0.30	(0.04)	0.26	(0.31)	(0.04)	(0.35)
Class C
Year Ended 10/31/2024	$9.08	0.24	0.43	0.67	(0.25)	—	(0.25)
Year Ended 10/31/2023	$9.16	0.24	(0.08)	0.16	(0.24)	—	(0.24)
Year Ended 10/31/2022	$10.46	0.22	(1.27)	(1.05)	(0.23)	(0.02)	(0.25)
Year Ended 10/31/2021	$10.51	0.21	0.00 (e)	0.21	(0.21)	(0.05)	(0.26)
Year Ended 10/31/2020	$10.59	0.21	(0.03)	0.18	(0.22)	(0.04)	(0.26)
Institutional Class
Year Ended 10/31/2024	$9.08	0.32	0.43	0.75	(0.33)	—	(0.33)
Year Ended 10/31/2023	$9.16	0.32	(0.08)	0.24	(0.32)	—	(0.32)
Year Ended 10/31/2022	$10.46	0.30	(1.28)	(0.98)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2021	$10.51	0.29	0.00 (e)	0.29	(0.29)	(0.05)	(0.34)
Year Ended 10/31/2020	$10.60	0.30	(0.04)	0.26	(0.31)	(0.04)	(0.35)
Institutional 2 Class
Year Ended 10/31/2024	$9.06	0.33	0.42	0.75	(0.33)	—	(0.33)
Year Ended 10/31/2023	$9.14	0.33	(0.08)	0.25	(0.33)	—	(0.33)
Year Ended 10/31/2022	$10.45	0.31	(1.29)	(0.98)	(0.31)	(0.02)	(0.33)
Year Ended 10/31/2021	$10.49	0.30	0.01	0.31	(0.30)	(0.05)	(0.35)
Year Ended 10/31/2020	$10.58	0.31	(0.05)	0.26	(0.31)	(0.04)	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 10/31/2024	$9.49	8.07%	0.81% (c)	0.59% (c),(d)	3.18%	13%	$333,503
Year Ended 10/31/2023	$9.07	2.35%	0.83%	0.61% (d)	3.20%	16%	$360,252
Year Ended 10/31/2022	$9.15	(9.76% )	0.81% (c)	0.60% (c),(d)	2.86%	3%	$423,921
Year Ended 10/31/2021	$10.46	2.61%	0.83%	0.70% (d)	2.55%	5%	$171,415
Year Ended 10/31/2020	$10.51	2.36%	0.82%	0.73% (d)	2.70%	9%	$156,865
Advisor Class
Year Ended 10/31/2024	$9.49	8.28%	0.61% (c)	0.39% (c),(d)	3.38%	13%	$202,241
Year Ended 10/31/2023	$9.07	2.56%	0.63%	0.41% (d)	3.40%	16%	$233,684
Year Ended 10/31/2022	$9.15	(9.50% )	0.61% (c)	0.40% (c),(d)	3.01%	3%	$307,823
Year Ended 10/31/2021	$10.45	2.81%	0.63%	0.50% (d)	2.75%	5%	$6,615
Year Ended 10/31/2020	$10.50	2.47%	0.62%	0.53% (d)	2.90%	9%	$6,249
Class C
Year Ended 10/31/2024	$9.50	7.41%	1.41% (c)	1.19% (c),(d)	2.57%	13%	$9,424
Year Ended 10/31/2023	$9.08	1.74%	1.43%	1.21% (d)	2.60%	16%	$11,408
Year Ended 10/31/2022	$9.16	(10.21% )	1.42% (c)	1.20% (c),(d)	2.24%	3%	$12,833
Year Ended 10/31/2021	$10.46	1.99%	1.47%	1.30% (d)	1.94%	5%	$16,754
Year Ended 10/31/2020	$10.51	1.71%	1.47%	1.38% (d)	2.06%	9%	$21,469
Institutional Class
Year Ended 10/31/2024	$9.50	8.28%	0.61% (c)	0.39% (c),(d)	3.38%	13%	$347,645
Year Ended 10/31/2023	$9.08	2.56%	0.63%	0.41% (d)	3.41%	16%	$300,058
Year Ended 10/31/2022	$9.16	(9.49% )	0.62% (c)	0.40% (c),(d)	2.99%	3%	$248,789
Year Ended 10/31/2021	$10.46	2.81%	0.63%	0.50% (d)	2.75%	5%	$843,761
Year Ended 10/31/2020	$10.51	2.47%	0.62%	0.53% (d)	2.90%	9%	$900,641
Institutional 2 Class
Year Ended 10/31/2024	$9.48	8.36%	0.55% (c)	0.33% (c)	3.44%	13%	$203,365
Year Ended 10/31/2023	$9.06	2.64%	0.54%	0.32%	3.49%	16%	$217,920
Year Ended 10/31/2022	$9.14	(9.53% )	0.55% (c)	0.33% (c)	3.16%	3%	$206,896
Year Ended 10/31/2021	$10.45	2.98%	0.56%	0.44%	2.81%	5%	$25,496
Year Ended 10/31/2020	$10.49	2.54%	0.55%	0.47%	2.98%	9%	$30,056
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 10/31/2024	$9.08	0.33	0.43	0.76	(0.34)	—	(0.34)
Year Ended 10/31/2023	$9.16	0.33	(0.08)	0.25	(0.33)	—	(0.33)
Year Ended 10/31/2022	$10.47	0.33	(1.30)	(0.97)	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2021	$10.52	0.30	0.01	0.31	(0.31)	(0.05)	(0.36)
Year Ended 10/31/2020	$10.61	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)
Class S
Year Ended 10/31/2024(f)	$9.63	0.03	(0.14)(g)	(0.11)	(0.02)	—	(0.02)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 10/31/2024	$9.50	8.40%	0.50% (c)	0.28% (c)	3.49%	13%	$457,028
Year Ended 10/31/2023	$9.08	2.70%	0.50%	0.28%	3.54%	16%	$445,200
Year Ended 10/31/2022	$9.16	(9.46% )	0.52% (c)	0.28% (c)	3.50%	3%	$411,988
Year Ended 10/31/2021	$10.47	2.93%	0.52%	0.39%	2.86%	5%	$2,897
Year Ended 10/31/2020	$10.52	2.59%	0.51%	0.42%	3.01%	9%	$2,495
Class S
Year Ended 10/31/2024 (f)	$9.50	(1.09% )	0.60%	0.39%	3.83%	13%	$19,803
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Notes to Financial Statements
October 31, 2024
Note 1. Organization
Columbia Intermediate Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
In September 2023, the Fund’s Board of Trustees approved the liquidation of Class V shares of the Fund on December 8, 2023. Effective at the open of business on October 25, 2023, any applicable contingent deferred sales charges were waived on redemptions and exchanges out of Class V shares, and effective at the open of business on November 27, 2023, Class V shares of the Fund were closed to all investors. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The effective management services fee rate for the year ended October 31, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended October 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S(a)	0.12
Class V(b)	0.01

(a)	Annualized.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended October 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $160.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Shareholder services fees
The Fund had adopted a shareholder services plan that permitted it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may have paid shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees were limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares. As a result of Class V shares of the Fund being liquidated, December 8, 2023 was the last day the Fund paid a shareholder services fee for Class V shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended October 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	68,707
Class C	—	1.00 (b)	314
Class V	—	0.50 - 1.00 (c)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through February 28, 2025 (%)
Class A	0.61
Advisor Class	0.41
Class C	1.21
Institutional Class	0.41
Institutional 2 Class	0.33
Institutional 3 Class	0.28
Class S	0.41
Class S expense cap is contractual from October 2, 2024 (the commencement of operations of Class S shares) through June 30, 2025.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, these differences were primarily due to differing treatment for principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Year Ended October 31, 2024				Year Ended October 31, 2023
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
196,534	54,424,456	—	54,620,990	404,160	56,229,055	—	56,633,215
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	5,151,156	—	(39,434,371)	(1,486,473)
At October 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,563,849,902	15,798,145	(17,284,618)	(1,486,473)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(28,068,743)	(11,365,628)	(39,434,371)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $212,587,386 and $275,152,159, respectively, for the year ended October 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended October 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	6,666,667	5.86	9
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of a Fund’s investments. A Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At October 31, 2024, one unaffiliated shareholder of record owned 30.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Intermediate Duration Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Intermediate Duration Municipal Bond Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended October 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Exempt- interest dividends
99.64%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Intermediate Duration Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

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Columbia Intermediate Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN167_10_P01_(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2024